CONTINGENT LIABILITY (Details Narrative) (USD $)	Jan. 14, 2013
Notes to Financial Statements
Annual Compensation for CEO	$ 175,000
Issuance of stock options to CEO, shares	2,000,000
Issuance of stock options to CEO, par value	1.00
Term of options agreement	5 years
Exercisable date	Jan. 01, 2014